Cover	Jun. 10, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Document Period End Date	Jun. 10, 2021
Entity File Number	333-226979
Entity Registrant Name	Assisted 4 Living, Inc.
Entity Central Index Key	0001719435
Entity Tax Identification Number	82-1884480
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5115 East SR 64
Entity Address, City or Town	Bradenton,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34208
City Area Code	855
Local Phone Number	668-3331
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false